Segment Information	6 Months Ended
Jun. 30, 2015
Segment Information [Text Block]

SEGMENT INFORMATION

In July of fiscal year 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the holding company, EDAP TMS S.A. (‘EDAP TMS Corporate’), the High Intensity Focused Ultrasound (‘HIFU’) Division and the Urological Devices and Services (‘UDS’) Division.

In January 2007, the Company announced that a fourth segment was created, named FDA PMA, to report the on the clinical activity pursuing the FDA approval for the Ablatherm.

Segment operating profit or loss are determined in accordance with the same policies as those described in the summary of significant accounting policies except that interest income and expense, current and deferred income taxes, are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	6 months 2015	6 months 2014
Segment operating loss	(839)	(1,046)
Interest income, net	(1,344)	(3,554)
Foreign Currency exchange (losses) gains, net	303	216
Other income, net	(3)	(4)
Income tax (expense) credit net	(69)	(36)
Consolidated net loss net	(1,953)	(4,425)

A summary of the Company’s operations by business unit is presented below for periods ending June 30, 2015 and 2014:

	HIFU Division	UDS Division	EDAP TMS Corporate	FDA PMA	Total consolidated
6 months 2015
Sales of Goods (incl. consumables)	2,318	6,785	-	-	9,103
Sales of RPPs & Leases,	1,297	822	-	-	2,119
Sales of Spare Parts & Services	333	2,497			2,830
Total Net Sales	3,948	10,104	-	-	14,052
Other Revenues	2	-			2
Total Revenues	3,950	10,104	-	-	14,054
Gross Profit	2,158	3,753	-	-	5,911
Research & Development	(745)	(455)	-	(312)	(1,512)
SG&A + Depreciation	(1,504)	(3,014)	(721)	-	(5,238)
Operating income (loss)	(91)	284	(721)	(312)	(839)

24

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

	HIFU Division	UDS Division	EDAP TMS Corporate	FDA PMA	Total consolidated
6 months 2014
Sales of Goods (incl. consumables)	3,252	5,504	-	-	8,756
Sales of RPPs & Leases,	1,103	920	-	-	2,023
Sales of Spare Parts & Services	433	2,185			2,618
Total Net Sales	4,789	8,608	-	-	13,397
Other Revenues	-	-			-
Total Revenues	4,789	8,608	-	-	13,397
Gross Profit	2,643	2,724	-	-	5,367
Research & Development	(614)	(434)	-	(570)	(1,618)
SG&A + Depreciation	(1,265)	(2,811)	(720)	-	(4,796)
Operating income (loss)	765	(521)	(720)	(570)	(1,046)